Intangible assets	12 Months Ended
Dec. 31, 2025
Information
Intangible assets

13.Intangible assets

					Impairment	Effects of
	Balance at 1				expenses/	movements in	Balance at 31
Cost	January 2025	Additions	Disposals	Transfers	(reversals)	exchange rates	December 2025
Telecommunication licenses	129,024,942	239,593	(32)	—	—	(43,206)	129,221,297
Computer software	211,255,967	15,961,770	(214,970)	561,008	—	2,051,117	229,614,892
Transmission line software	2,013,857	3,132	—	—	—	12,033	2,029,022
Indefeasible right of usage	2,064,237	10,284	—	—	—	1	2,074,522
Brand name	15,897	—	—	—	—	738	16,635
Customer base	65,029	—	—	—	—	(4,709)	60,320
Goodwill	770,907	—	—	—	—	—	770,907
Subscriber acquisition cost	82,886,223	10,740,077	—	—	—	756,434	94,382,734
Electricity production license	1,140,206	—	—	1,140,203	—	(269,104)	2,011,305
Others	2,766,364	401,502	(10,329)	(1,140,203)	—	251,711	2,269,045
Construction in progress	476,472	452,058	—	(551,339)	—	1,787	378,978
Total	432,480,101	27,808,416	(225,331)	9,669	—	2,756,802	462,829,657

Accumulated amortization
Telecommunication licenses	98,511,899	7,416,434	(31)	—	—	718,278	106,646,580
Computer software	163,236,794	12,568,970	(115,424)	(117,361)	558,903	483,949	176,615,831
Transmission line software	2,031,398	6,400	—	—	—	(10,435)	2,027,363
Indefeasible right of usage	1,309,287	51,396	—	—	—	439	1,361,122
Brand name	3,632	—	—	—	—	6,239	9,871
Customer base	34,010	401	—	—	—	8,403	42,814
Subscriber acquisition cost	58,141,692	10,419,947	—	—	—	(7,533)	68,554,106
Electricity production license	179,803	57,663	—	78,096	—	(6,527)	309,035
Others	1,866,945	369,078	(10,317)	39,265	128	17,931	2,283,030
Total	325,315,460	30,890,289	(125,772)	—	559,031	1,210,744	357,849,752

Net book value	107,164,641	(3,081,873)	(99,559)	9,669	(559,031)	1,546,058	104,979,905

13.Intangible assets (continued)

					Impairment	Effects of
	Balance at 1				expenses/	movements in	Balance at 31
Cost	January 2024	Additions	Disposals	Transfers	(reversals)	exchange rates	December 2024
Telecommunication licenses	129,086,912	1,343	(82,130)	—	—	18,817	129,024,942
Computer software	195,942,049	13,811,239	(43,107)	382,537	—	1,163,249	211,255,967
Transmission line software	1,990,425	1,465	(662)	—	—	22,629	2,013,857
Indefeasible right of usage	1,919,358	144,879	—	—	—	—	2,064,237
Brand name	20,350	—	—	—	—	(4,453)	15,897
Customer base	73,883	—	—	—	—	(8,854)	65,029
Goodwill	770,907	—	—	—	—	—	770,907
Subscriber acquisition cost	72,791,783	9,653,267	—	—	—	441,173	82,886,223
Electricity production license	1,262,381	—	—	—	—	(122,175)	1,140,206
Others	2,357,311	369,171	(2,603)	(46,977)	—	89,462	2,766,364
Construction in progress	495,555	384,488	(2,136)	(382,537)	—	(18,898)	476,472
Total	406,710,914	24,365,852	(130,638)	(46,977)	—	1,580,950	432,480,101

Accumulated amortization
Telecommunication licenses	90,877,046	7,446,046	(19,530)	—	—	208,337	98,511,899
Computer software	151,201,408	11,194,611	(13,683)	—	154,681	699,777	163,236,794
Transmission line software	1,971,530	42,044	—	—	—	17,824	2,031,398
Indefeasible right of usage	1,214,529	97,610	(1,792)	—	—	(1,060)	1,309,287
Brand name	18,547	—	—	—	—	(14,915)	3,632
Customer base	53,561	826	—	—	—	(20,377)	34,010
Subscriber acquisition cost	49,080,253	9,765,186	—	—	—	(703,747)	58,141,692
Electricity production license	99,108	57,171	—	—	—	23,524	179,803
Others	1,619,661	292,667	(2,309)	—	1,012	(44,086)	1,866,945
Total	296,135,643	28,896,161	(37,314)	—	155,693	165,277	325,315,460

Net book value	110,575,271	(4,530,309)	(93,324)	(46,977)	(155,693)	1,415,673	107,164,641

Amortization expenses for the years ended 31 December 2025 and 2024 amounting to TL 31,449,320 and TL 29,051,854, respectively include impairment losses and are recognized in cost of revenue. Impairment losses on intangible assets not in use for the years ended 31 December 2025 and 2024 are TL 559,031 and TL 155,693, respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 4,371,052 for the year ended 31 December 2025 (31 December 2024: TL 4,038,085). Research and development expenses for the years ended 31 December 2025 and 2024 amounting to TL 450,871 and TL 410,964, respectively are recognized in cost of revenue.